Organization and Principal Activities (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Organization and Principal Activities [Abstract]
Percentage of base transaction price	100.00%
Sales incentive income recognized
Date of incorporation	Sep. 19, 2013